Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities	€ 219	€ 114
Depreciation expense, lease	194	150
Interest expense on lease liabilities	19	5
Expense relating to short-term leases	€ 87	€ 3
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total	90.00%		93.00%